Other Non-Current Assets - Summary of Non-Current Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Non-Current Assets [Abstract]
Prepaid expenses	₩ 6,309	₩ 2,036
Other	676	446
Other non-current assets	₩ 6,985	₩ 2,482